Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
The following table provides detail of the Company’s other current liabilities at December 31, 2015 and 2014:

	December 31,
	2015	2014
	(In millions)
Accrued operating expenses	$139	$154
Accrued exploration and development	637	1,425
Accrued compensation and benefits	166	204
Accrued interest	144	160
Accrued income taxes	47	54
Current asset retirement obligation	36	37
Current debt	1	—
Other	53	206
Total Other current liabilities	$1,223	$2,240